MARCH 27, 2024
SUPPLEMENT TO THE FOLLOWING:
HARTFORD SCHRODERS DIVERSIFIED GROWTH FUND SUMMARY PROSPECTUS
DATED MARCH 1, 2024
HARTFORD SCHRODERS FUNDS PROSPECTUS
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATE
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR THE HARTFORD MUTUAL FUNDS II, INC.
DATED MARCH 1, 2024
This Supplement contains new and additional information regarding the Hartford Schroders Diversified Growth Fund and should be read in connection with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”).
Effective immediately, Gaia Marinaccio, CFA will no longer serve as a portfolio manager for the Hartford Schroders Diversified Growth Fund (the “Fund”). Johanna Kyrklund, Remi Olu-Pitan, and Mina Krishnan will remain as portfolio managers for the Fund. Ms. Marinaccio’s portfolio management responsibilities have transitioned to the Fund’s remaining portfolio managers. Accordingly, all references to Gaia Marinaccio in the above referenced Summary Prospectus, Statutory Prospectus and SAI are deleted in their entirety effective immediately.
This Supplement should be retained with your Summary Prospectus, Statutory Prospectus and SAI for future reference.
HV-7664
March 2024